STATEMENT OF CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Micron Shareholders' Equity [Member]	Noncontrolling Interests in Subsidiaries [Member]
Balance at Sep. 02, 2010	$ 9,816	$ 99	$ 8,446	$ (536)	$ 11	$ 8,020	$ 1,796
Common Stock, outstanding (in shares) at Sep. 02, 2010		994.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	190			167		167	23
Other comprehensive income (loss)	127				121	121	6
Issuance and repurchase of convertible notes	211		211			211
Stock-based compensation expense	76		76			76
Stock issued under stock plans	28	1	27			28
Stock issued under stock plans (in shares)		11.1
Contributions from noncontrolling interests	8					0	8
Distributions to noncontrolling interests	(225)					0	(225)
Repurchase and retirement of common stock	(163)	(2)	(160)	(1)		(163)
Repurchase and retirement of common stock (in shares)		(21.3)
Acquisition of noncontrolling interests	(159)		67			67	(226)
Purchase and settlement of capped calls	(57)		(57)			(57)
Balance at Sep. 01, 2011	9,852	98	8,610	(370)	132	8,470	1,382
Balance (in shares) at Sep. 01, 2011		984.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,031)			(1,032)		(1,032)	1
Other comprehensive income (loss)	(58)				(52)	(52)	(6)
Issuance and repurchase of convertible notes	191		191			191
Conversion of 2013 notes	138	3	135			138
Conversion of 2013 Notes (in shares)		27.3
Stock-based compensation expense	87		87			87
Stock issued under stock plans	6	1	5			6
Stock issued under stock plans (in shares)		7.1
Contributions from noncontrolling interests	197					0	197
Distributions to noncontrolling interests	(391)					0	(391)
Repurchase and retirement of common stock	(6)	0	(6)	0		(6)
Repurchase and retirement of common stock (in shares)		(1.0)
Acquisition of noncontrolling interests	(466)					0	(466)
Purchase and settlement of capped calls	(102)		(102)			(102)
Balance at Aug. 30, 2012	8,417	102	8,920	(1,402)	80	7,700	717
Balance (in shares) at Aug. 30, 2012	1,017.7	1,017.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,194			1,190		1,190	4
Other comprehensive income (loss)	(16)				(17)	(17)	1
Acquisition of Elpida	168					0	168
Issuance and repurchase of convertible notes	57		57			57
Stock-based compensation expense	91		91			91
Stock issued under stock plans	150	2	148			150
Stock issued under stock plans (in shares)		27.4
Contributions from noncontrolling interests	11					0	11
Distributions to noncontrolling interests	(37)					0	(37)
Repurchase and retirement of common stock	(5)	0	(5)	0		(5)
Repurchase and retirement of common stock (in shares)		(0.7)
Purchase and settlement of capped calls	(24)		(24)			(24)
Balance at Aug. 29, 2013	$ 10,006	$ 104	$ 9,187	$ (212)	$ 63	$ 9,142	$ 864
Balance (in shares) at Aug. 29, 2013	1,044.4	1,044.4